Utility Plant - Schedule of Future Minimum Lease Payments for Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Leases [Abstract]
2014	$ 6,780
2015	5,231
2016	4,370
2017	2,716
2018	928
Thereafter	1,206
Total minimum lease payments	$ 21,231